Mezzanine equity (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Temporary Equity, Accretion to Redemption Value	$ 5,000	$ 5,000	$ 5,000
Other Subsidiary
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues				500,000,000
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues				$ 50,000